CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Income (Loss) Attributable to Parent	$ (34,347)	$ (12,473)	$ (41,286)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation, Depletion and Amortization	3,347	5,295	9,313
Amortization of Debt Issuance Costs	2,081	1,234	2,735
Long-Term Debt Restatement Costs	3,003	0	0
Service Parts Inventory Write Down	1,167	892	6,490
Gain (Loss) On Loan Forgiveness			0
Share-Based Payment Arrangement, Noncash Expense	1,641	2,831	4,721
Fair Value Adjustment of Warrants	(5,216)	(5,128)	(5,137)
Fair Value Adjustment of Warrants, Including Adjustment	(5,216)	(5,127)	(3,943)
Other Operating Activities, Cash Flow Statement	851	49	3,304
Increase (Decrease) in Operating Capital [Abstract]
Increase (Decrease) in Accounts Receivable	16,638	21,109	4,846
Increase (Decrease) In Manufacturing Inventories Net	(2,168)	(2,070)	(1,396)
Increase (Decrease) In Service Parts Inventories Net	543	(1,505)	11,852
Increase (Decrease) in Accounts Payable	5,253	(9,073)	(11,193)
Increase (Decrease) in Prepaid Expense	(1,446)	8	1,971
Increase (Decrease) in Contract with Customer, Liability	(10,153)	(9,269)	1,386
Increase (Decrease) in Restructuring Reserve			0
Increase (Decrease) in Employee Related Liabilities	(4,350)	(1,946)	2,504
Increase (Decrease) in Other Operating Assets			(2,197)
Increase (Decrease) in Other Operating Liabilities			737
Net Cash Provided by (Used in) Operating Activities, Total	(17,194)	(11,345)	(10,156)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Payments to Acquire Property, Plant, and Equipment	(3,228)	(3,925)	(5,869)
Payments to Acquire Businesses, Net of Cash Acquired			0
Net Cash Provided by (Used in) Investing Activities, Total	(3,228)	(3,925)	(5,869)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from Issuance of Secured Debt	24,655	14,083	12,541
Repayments of Secured Debt	(13,537)	(3,247)	(5,747)
Proceeds from Lines of Credit	209,852	217,084	421,623
Repayments of Lines of Credit	(209,445)	(213,082)	(412,704)
Proceeds from Issuance of Common Stock			0
Net Cash Provided by (Used in) Financing Activities, Total	11,525	14,838	15,713
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Continuing Operations	(3)	11	(3)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total	(8,900)	(421)	(315)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance	25,860	26,175	26,175
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance	16,960	25,754	25,860
Supplemental Cash Flow Information [Abstract]
Interest Paid, Excluding Capitalized Interest, Operating Activities	5,539	6,079	12,314
Income Taxes Paid, Net	1,304	831	1,776
Other Noncash Investing and Financing Items [Abstract]
Capital Expenditures Incurred but Not yet Paid	312	689	661
Paid-in-Kind Interest	1,844	777	2,314
Increase (Decrease) in Other Current Assets	(780)	115
Increase (Decrease) in Other Noncurrent Assets	1,280	(2,354)
Increase (Decrease) in Other Current Liabilities	2,556	(1,602)
Increase (Decrease) in Other Noncurrent Liabilities	1,062	1,764
Cash and Cash Equivalents, at Carrying Value	16,719	25,574	25,692
Restricted Cash and Cash Equivalents, Current	$ 241	$ 180	168
Service Inventory [Member]
Other Noncash Investing and Financing Items [Abstract]
Transfer of manufacturing inventory			341
Property And Equipment [Member]
Other Noncash Investing and Financing Items [Abstract]
Transfer of manufacturing inventory			$ 264